Provisions - Schedule of changes in provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 2,052	£ 2,588
Exchange adjustments	124	(195)
Additions	226	74
Unused amounts reversed1	(65)	(107)
Unwinding of discount	74	75
Utilised	(209)	(268)
Transfers	(3)	(115)
Other provisions, ending balance	2,199	2,052
Environmental
Disclosure of other provisions [line items]
Other provisions, beginning balance	1,531	1,721
Exchange adjustments	103	(158)
Additions	32	27
Unused amounts reversed1	(36)	(45)
Unwinding of discount	62	61
Utilised	(53)	(75)
Transfers	0	0
Other provisions, ending balance	1,639	1,531
Decommissioning
Disclosure of other provisions [line items]
Other provisions, beginning balance	194	221
Exchange adjustments	7	(9)
Additions	18	2
Unused amounts reversed1	(10)	(19)
Unwinding of discount	5	5
Utilised	(26)	(6)
Transfers	0	0
Other provisions, ending balance	188	194
Restructuring
Disclosure of other provisions [line items]
Other provisions, beginning balance	3	17
Exchange adjustments	0	0
Additions	125	10
Unused amounts reversed1	(3)	(6)
Unwinding of discount	0	1
Utilised	(42)	(7)
Transfers	0	(12)
Other provisions, ending balance	83	3
Emissions
Disclosure of other provisions [line items]
Other provisions, beginning balance	8	32
Exchange adjustments	0	(2)
Additions	16	12
Unused amounts reversed1	(6)	0
Unwinding of discount	0	0
Utilised	(9)	(34)
Transfers	0	0
Other provisions, ending balance	9	8
Other
Disclosure of other provisions [line items]
Other provisions, beginning balance	316	597
Exchange adjustments	14	(26)
Additions	35	23
Unused amounts reversed1	(10)	(37)
Unwinding of discount	7	8
Utilised	(79)	(146)
Transfers	(3)	(103)
Other provisions, ending balance	£ 280	£ 316